Defined Benefit Plans (Q2) (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs
Components of net periodic pension and postretirement benefit (cost) ($ in millions):

	2023	2022
Service cost	$(5)	$(6)
Interest cost	(4)	(1)
Expected return on plan assets	4	2
Amortization of prior service credit	1	1
Amortization of net loss	—	(1)
Net periodic pension cost	$(4)	$(5)